CONSOLIDATED STATEMENTS OF MEZZANINE EQUITY AND MEMBERS' EQUITY - USD ($) $ in Thousands	European Wax Center, Inc. and Subsidiaries Common Stock [Member] Class A Founders Units [Member]	European Wax Center, Inc. and Subsidiaries Common Stock [Member] Class D Units [Member]	European Wax Center, Inc. and Subsidiaries Common Stock [Member] Class A Units [Member]	European Wax Center, Inc. and Subsidiaries Common Stock [Member] Class B Units [Member]	European Wax Center, Inc. and Subsidiaries Common Stock [Member] Class C Units [Member]	European Wax Center, Inc. and Subsidiaries Member Units [Member] Class A Units [Member]	European Wax Center, Inc. and Subsidiaries Member Units [Member] Class B Units [Member]	European Wax Center, Inc. and Subsidiaries Member Units [Member] Class C Units [Member]	European Wax Center, Inc. and Subsidiaries Member Units [Member]	European Wax Center, Inc. and Subsidiaries Additional Paid-in Capital [Member]	European Wax Center, Inc. and Subsidiaries Retained Earnings [Member]	European Wax Center, Inc. and Subsidiaries AOCI Attributable to Parent [Member]	European Wax Center, Inc. and Subsidiaries Class A Founders Units [Member]	European Wax Center, Inc. and Subsidiaries	EWC Ventures and its Subsidiaries [Member] Common Stock [Member] Class A Founders Units [Member]	EWC Ventures and its Subsidiaries [Member] Common Stock [Member] Class D Units [Member]	EWC Ventures and its Subsidiaries [Member] Common Stock [Member] Class C Units [Member]	EWC Ventures and its Subsidiaries [Member] Member Units [Member] Class A Units [Member]	EWC Ventures and its Subsidiaries [Member] Member Units [Member] Class B Units [Member]	EWC Ventures and its Subsidiaries [Member] Additional Paid-in Capital [Member]	EWC Ventures and its Subsidiaries [Member] Retained Earnings [Member] Cumulative effect	EWC Ventures and its Subsidiaries [Member] Retained Earnings [Member]	EWC Ventures and its Subsidiaries [Member] AOCI Attributable to Parent [Member]	EWC Ventures and its Subsidiaries [Member] Class A Founders Units [Member]	EWC Ventures and its Subsidiaries [Member] Cumulative effect	EWC Ventures and its Subsidiaries [Member]	Total
Temporary Equity, Beginning Balance at Dec. 29, 2018															$ 83,652
Temporary Equity, Beginning Balance (Shares) at Dec. 29, 2018															8,309,193
Beginning Balance, excluding noncontrolling interest at Dec. 29, 2018																		$ 265,791				$ (6,170)	$ (330)			$ 259,291
Beginning Balance (Shares) at Dec. 29, 2018																	1,000	26,401,089	1
Equity compensation																				$ 1,570						1,570
Distributions																				1,570		(3,624)				(5,194)
Unrealized gain (loss) on cash flow hedge																							(405)			(405)
Accretion/Reduction of Class A Founders' Units to redemption value															$ 20,628							20,628				20,628
Net loss																						(24,396)				(24,396)
Temporary Equity, Ending Balance at Dec. 28, 2019	$ 104,280														$ 104,280
Temporary Equity, Ending Balance (Shares) at Dec. 28, 2019	8,309,193														8,309,193									8,309,193
Ending Balance, excluding noncontrolling interest at Dec. 28, 2019																		$ 265,791			$ (200)	(55,018)	(735)		$ (200)	210,038
Ending Balance (Shares) at Dec. 28, 2019						26,401,089	1	1,000									1,000	26,401,089	1
Equity compensation										$ 827				$ 827
Distributions										(827)	$ (978)			(1,805)
Accretion/Reduction of Class A Founders' Units to redemption value	$ (17,781)										17,781			17,781
Temporary Equity, Ending Balance at Mar. 28, 2020	$ 86,499
Temporary Equity, Ending Balance (Shares) at Mar. 28, 2020	8,309,193
Ending Balance (Shares) at Mar. 28, 2020						26,401,089	1	1,000
Temporary Equity, Beginning Balance at Dec. 28, 2019	$ 104,280														$ 104,280
Temporary Equity, Beginning Balance (Shares) at Dec. 28, 2019	8,309,193														8,309,193									8,309,193
Beginning Balance, excluding noncontrolling interest at Dec. 28, 2019																		$ 265,791			(200)	(55,018)	(735)		(200)	210,038
Beginning Balance (Shares) at Dec. 28, 2019						26,401,089	1	1,000									1,000	26,401,089	1
Net loss														(16,956)													$ (16,956)
Temporary Equity, Ending Balance at Sep. 26, 2020	$ 89,740	$ 24,909
Temporary Equity, Ending Balance (Shares) at Sep. 26, 2020	8,309,193	2,500,000
Ending Balance (Shares) at Sep. 26, 2020			26,401,089	1	1,000
Temporary Equity, Beginning Balance at Dec. 28, 2019	$ 104,280														$ 104,280
Temporary Equity, Beginning Balance (Shares) at Dec. 28, 2019	8,309,193														8,309,193									8,309,193
Beginning Balance, excluding noncontrolling interest at Dec. 28, 2019																		$ 265,791			$ (200)	(55,018)	(735)		$ (200)	210,038
Beginning Balance (Shares) at Dec. 28, 2019						26,401,089	1	1,000									1,000	26,401,089	1
Equity compensation																				2,052						2,052
Distributions																				(1,969)						(1,969)
Contributions from members, net of issuance costs of $91																$ 24,909
Contributions from members, net of issuance costs of $91 (in shares)																2,500,000
Unrealized gain (loss) on cash flow hedge																							208			208
Accretion/Reduction of Class A Founders' Units to redemption value															$ (15,040)							15,040				15,040
Net loss																						(21,495)				(21,495)
Temporary Equity, Ending Balance at Dec. 26, 2020															$ 89,240	$ 24,909
Temporary Equity, Ending Balance (Shares) at Dec. 26, 2020	8,309,193	2,500,000											8,309,193		8,309,193	2,500,000								8,309,193
Ending Balance, excluding noncontrolling interest at Dec. 26, 2020												$ (527)						$ 265,791		83		(61,473)	(527)			203,874
Ending Balance (Shares) at Dec. 26, 2020						26,401,089	1	1,000									1,000	26,401,089	1
Temporary Equity, Beginning Balance at Mar. 28, 2020	$ 86,499
Temporary Equity, Beginning Balance (Shares) at Mar. 28, 2020	8,309,193
Beginning Balance (Shares) at Mar. 28, 2020						26,401,089	1	1,000
Equity compensation										419				419
Other Contributions										14				14
Contributions from members, net of issuance costs of $91		$ 24,909
Contributions from members, net of issuance costs of $91 (in shares)		2,500,000
Reduction of Class A Founders' Units to redemption value	$ (2,846)										2,846			2,846
Temporary Equity, Ending Balance at Jun. 27, 2020	$ 83,653	$ 24,909
Temporary Equity, Ending Balance (Shares) at Jun. 27, 2020	8,309,193	2,500,000
Ending Balance (Shares) at Jun. 27, 2020						26,401,089	1	1,000
Equity compensation										403				403
Distributions										207				207
Accretion/Reduction of Class A Founders' Units to redemption value	$ 6,087									(629)	$ (5,458)			(6,087)
Net loss														(6,543)
Temporary Equity, Ending Balance at Sep. 26, 2020	$ 89,740	$ 24,909
Temporary Equity, Ending Balance (Shares) at Sep. 26, 2020	8,309,193	2,500,000
Ending Balance (Shares) at Sep. 26, 2020			26,401,089	1	1,000
Temporary Equity, Beginning Balance at Dec. 26, 2020															$ 89,240	$ 24,909
Temporary Equity, Beginning Balance (Shares) at Dec. 26, 2020	8,309,193	2,500,000											8,309,193		8,309,193	2,500,000								8,309,193
Beginning Balance (Shares) at Dec. 26, 2020						26,401,089	1	1,000									1,000	26,401,089	1
Equity compensation									$ 298					298
Repurchase of Class A Units						$ 942								942
Repurchase of Class A Units (Shares)						(89,919)
Contributions from members, net of issuance costs of $91									2					2
Accretion/Reduction of Class A Founders' Units to redemption value	$ 31,991								(31,991)					31,991
Temporary Equity, Ending Balance at Mar. 27, 2021		$ 24,909
Temporary Equity, Ending Balance (Shares) at Mar. 27, 2021	8,309,193	2,500,000
Ending Balance, excluding noncontrolling interest at Mar. 27, 2021												(368)
Ending Balance (Shares) at Mar. 27, 2021						26,311,170	1	1,000
Temporary Equity, Beginning Balance at Dec. 26, 2020															$ 89,240	$ 24,909
Temporary Equity, Beginning Balance (Shares) at Dec. 26, 2020	8,309,193	2,500,000											8,309,193		8,309,193	2,500,000								8,309,193
Beginning Balance, excluding noncontrolling interest at Dec. 26, 2020												(527)						$ 265,791		$ 83		$ (61,473)	$ (527)			$ 203,874
Beginning Balance (Shares) at Dec. 26, 2020						26,401,089	1	1,000									1,000	26,401,089	1
Distributions														(6,512)
Net loss														(441)													$ (441)
Temporary Equity, Ending Balance (Shares) at Sep. 25, 2021													0
Ending Balance, excluding noncontrolling interest at Sep. 25, 2021														151,425
Temporary Equity, Beginning Balance at Mar. 27, 2021		$ 24,909
Temporary Equity, Beginning Balance (Shares) at Mar. 27, 2021	8,309,193	2,500,000
Beginning Balance, excluding noncontrolling interest at Mar. 27, 2021												(368)
Beginning Balance (Shares) at Mar. 27, 2021						26,311,170	1	1,000
Equity compensation									259					259
Contributions from members, net of issuance costs of $91									726					726
Accretion/Reduction of Class A Founders' Units to redemption value	$ 30,578								$ (30,578)					30,578
Temporary Equity, Ending Balance at Jun. 26, 2021	$ 151,809	$ 24,909
Temporary Equity, Ending Balance (Shares) at Jun. 26, 2021	8,309,193	2,500,000
Ending Balance, excluding noncontrolling interest at Jun. 26, 2021												$ (288)
Ending Balance (Shares) at Jun. 26, 2021						26,311,170	1	1,000
Distributions										$ 103				103
Net loss														(9,272)
Temporary Equity, Ending Balance (Shares) at Sep. 25, 2021													0
Ending Balance, excluding noncontrolling interest at Sep. 25, 2021														$ 151,425